Net Loss Per Share (Details) - Schedule of outstanding shares of potentially dilutive securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of outstanding shares of potentially dilutive securities [Abstract]
Stock options	$ 5,475,283	$ 5,178,276
Series C Warrants (in Shares)		134,126
Common stock warrants	$ 191,355
Preferred Stock (in Shares)	19,248,537	19,132,387
Total	$ 24,915,175	$ 24,444,789